Income Taxes - Narrative (Details) $ in Millions	Dec. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 6.0
Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 20.0